Document and Entity Information	Apr. 16, 2024
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2024
Entity Registrant Name	UNITED AIRLINES HOLDINGS, INC.
Entity Central Index Key	0000100517
Entity Incorporation, State or Country Code	DE
Entity File Number	001-06033
Entity Address, Address Line One	233 S. Wacker Drive,
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	872
Local Phone Number	825-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	36-2675207
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NASDAQ
Trading Symbol	UAL
UNITED AIRLINES, INC
Entity Information [Line Items]
Entity Registrant Name	UNITED AIRLINES, INC
Entity Central Index Key	0000319687
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10323
Entity Address, Address Line One	233 S. Wacker Drive,
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	872
Local Phone Number	825-4000
Entity Tax Identification Number	74-2099724